Shareholders' Equity - Schedule of Shares of Common Stock Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares of common stock outstanding
Beginning balance (in shares)	202,285,166	200,244,239	172,792,526
Shares issued under restricted stock award plans (in shares)	947,709	1,080,532	1,118,970
Shares issued upon exercise of stock options (in shares)	213,697	960,395	744,374
Shares issued upon acquisition of IGT (in shares)	0	0	45,322,614
GTECH rescission shares (in shares)	0	0	(19,734,245)
Ending balance (in shares)	203,446,572	202,285,166	200,244,239